INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Schedule of inventory

	December 31,	December 31,
	2022	2021
Materials, supplies, and packaging	$11,111	$12,805
Work in process	76,700	56,858
Finished goods	27,242	23,125
Incremental costs to acquire cannabis inventory in business combinations, net	–	575
Total inventory	$115,053	$93,363